INVENTORIES - NET - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Provision for obsolescence
Beginning balance	Rp (779)
Ending balance	(1,144)	$ (73)	Rp (779)
Inventory recognized as expense	747		739	Rp 544
Inventories pledged as security for liabilities	0		557
Modules and components	94		122
Modules and components, insured amount	111		133
Allowance for expected credit losses
Provision for obsolescence
Beginning balance	69
Ending balance	Rp 59		Rp 69